Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Proceeds from Settlements of Insurance Claims Regarding Hull and Machinery Reclassified from Cash Flows from Operating activities to Investing Activities [Member]
Current Period Reclassification Adjustment	$ 170
Proceeds from Settlements of Insurance Claims Regarding Hull and Machinery Reclassified from Cash Flows from Operating activities to Investing Activities [Member] | Six Months Ended June 30, 2017 [Member]
Prior Period Reclassification Adjustment	600
Return on Investment from Equity Method Investees Reclassified from Cash Flows from Investing Activities to Operating Activities [Member]
Current Period Reclassification Adjustment	0
Return on Investment from Equity Method Investees Reclassified from Cash Flows from Investing Activities to Operating Activities [Member] | Six Months Ended June 30, 2017 [Member]
Prior Period Reclassification Adjustment	$ 60